INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	[1]	$ 348	$ 341	$ 234
Origination and reversal of temporary differences		22	16	59
Change in tax rates or the imposition of new taxes		4	0	96
Deferred tax assets (recognized)/not recognized		(6)	(95)	16
Total income tax expense		368	262	405
Net income before income tax and non-controlling interests		974	1,881	432
Income tax expense calculated at the domestic rates applicable to profits in the country concerned		328	576	179
Change in tax rates and new legislation		4	0	96
International operations subject to different tax rates		6	(1)	(2)
Taxable income attributable to non-controlling interests		0	(2)	(4)
Portion of gains subject to different tax rates		0	0	(37)
Deferred tax assets (recognized)/not recognized		(6)	(95)	16
Foreign exchange		(6)	12	2
Non-deductible dividends on exchangeable shares		47	42	30
Non-deductible remeasurement adjustments on exchangeable and class B shares		(9)	(280)	119
Permanent differences and other		4	10	6
Income tax expense recognized in profit or loss		$ 368	$ 262	$ 405

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.